Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Results Of Operations Tables
Schedule of quarterly results of operations
The following tables summarize the Company’s quarterly results for the fiscal years ended December 31, 2013 and 2012:

	For the Three-Month Period Ending
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Interest income	$2,085	$2,095	$2,065	$2,074
Interest expense	321	285	274	270
Net interest income	1,764	1,810	1,791	1,804
Provision for loan losses	144	196	32	265
Other income	440	465	459	401
Other expenses	1,992	2,082	2,036	2,132
Income (Loss) - before income tax expense (benefit)	68	(3)	182	(192)
Income tax (benefit) expense	—	—	—	—
Net income (loss)	$68	$(3)	$182	$(192)

Net income (loss) per share
Basic	$0.02	$(0.00)	$0.06	$(0.07)
Diluted	$0.02	$(0.00)	$0.06	$(0.07)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$—	$—	$—	$0.020

	For the Three-Month Period Ending
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Interest income	$2,409	$2,352	$2,313	$2,169
Interest expense	464	427	394	369
Net interest income	1,945	1,925	1,919	1,800
Provision for loan losses	376	578	234	179
Other income	447	390	802	637
Other expenses	2,301	2,143	2,077	2,191
Income - before income tax expense (benefit)	(285)	(406)	410	67
Income tax expense	(886)	(136)	137	885
Net income	$601	$(270)	$273	$(818)

Net income per share
Basic	$0.21	$(0.09)	$0.09	$(0.28)
Diluted	$0.21	$(0.09)	$0.09	$(0.28)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$—	$—	$—	$—